Pensions - Summary of Defined Benefit Obligation Recognized in Non-current Provisions (Details) - Final Salary Defined Benefit Pension Plan € in Thousands	Dec. 31, 2020 EUR (€)
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation recognized in non-current provisions	€ 4,265
Base Plan
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation recognized in non-current provisions	2,140
Supplement Plan
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation recognized in non-current provisions	€ 2,125